Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Share Options	The fair value of share options was estimated using the following significant assumptions:
Granted in 2018
Risk-free interest rate	2.42%
Volatility	34.00%
Dividend yield	–
Life of option	6 years

Summary of Share Option Activity Under Option Plans

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		USD	Years	USD
Share options outstanding at January 1, 2018	–	–	–	–
Granted	1,733,000	12.93
Forfeited	(141,500)	12.48
Share options outstanding at December 31, 2018	1,591,500	12.94	3.11	1,180,080
Vested and expected to vest at December 31, 2018	1,452,720	12.93	3.07	1,080,644
Exercisable as of December 31, 2018	135,000	12.00	0.5	133,650